Investment in Unconsolidated Subsidiary	12 Months Ended
Dec. 31, 2015
Investment in Unconsolidated Subsidiary [Abstract]
Investment in Unconsolidated Subsidiary

12.  Investment in Unconsolidated Subsidiary

On September 1, 2006, the Company invested in Liverpool Community Bank (formerly known as The First National Bank of Liverpool) (“LCB”), Liverpool, Pennsylvania, by purchasing 39.16% of its outstanding common stock. This investment is accounted for under the equity method of accounting. The investment was carried at $4,553,000 and $4,369,000 as of December 31, 2015 and 2014, respectively. The Company increases its investment in LCB for its share of earnings and decreases its investment by any dividends received from LCB. The investment is evaluated quarterly for impairment. A loss in value of the investment which is determined to be other than a temporary decline would be recognized as a loss in the period in which such determination is made. Evidence of a loss in value might include, but would not necessarily be limited to, absence of an ability to recover the carrying amount of the investment or inability of LCB to sustain an earnings capacity which would justify the current carrying value of the investment.